Goodwill and Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 324.0	$ 324.0	$ 324.0	$ 325.7
Accumulated Amortization	(228.9)	(222.4)	(222.4)	(191.2)
Net Carrying Amount	95.1	101.6	101.6	134.5
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	126.6	126.6	126.6	126.6
Accumulated Amortization	(87.2)	(86.1)	(86.1)	(82.2)
Net Carrying Amount	39.4	40.5	40.5	44.4
Patents and acquired technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	149.1	149.1	149.1	149.9
Accumulated Amortization	(103.8)	(99.3)	(99.3)	(76.1)
Net Carrying Amount	45.3	49.8	49.8	73.8
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	48.3	48.3	48.3	49.2
Accumulated Amortization	(37.9)	(37.0)	(37.0)	(32.9)
Net Carrying Amount	$ 10.4	$ 11.3	$ 11.3	$ 16.3